Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥211,487 million, ¥282,440 million and ¥331,007 million ($3,519 million) for the years ended March 31, 2011, 2012 and 2013, respectively. Interest payments during the years ended March 31, 2011, 2012 and 2013 were ¥382,903 million, ¥365,109 million and ¥325,575 million ($3,462 million), respectively.

Capital lease obligations of ¥10,478 million, ¥5,847 million and ¥3,749 million ($40 million) were incurred for the years ended March 31, 2011, 2012 and 2013, respectively.